UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTICE OF INTENTION TO REDEEM SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-22974

Eagle Point Credit Company Inc.

(Name of Registrant)

600 Steamboat Road, Suite 202

Greenwich, CT 06830

(Address of Principal Executive Offices)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Eagle Point Credit Company Inc. (the “Company”) to be redeemed:

6.75% notes due 2031 (CUSIP: 269809 604) (the “2031 Notes”)

6.6875% notes due 2028 (CUSIP: 269809 505) (the “2028 Notes”)

(2)	Date on which the securities are to be redeemed:

The 2031 Notes will be redeemed on May 8, 2026.

The 2028 Notes will be redeemed on May 8, 2026.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The 2031 Notes are to be redeemed pursuant to the provisions of Article Eleven of the indenture, dated as of December 4, 2015 (the “Base Indenture”), between the Company and Equiniti Trust Company, LLC (as successor to American Stock Transfer & Trust Company, LLC), in its capacity as trustee (in such capacity, the “Trustee”), and Section 1.01(h) of the fourth supplemental indenture, dated March 25, 2021 (the “Fourth Supplemental Indenture” and, together with the Base Indenture, the “2031 Indenture”) between the Company and the Trustee.

The 2028 Notes are to be redeemed pursuant to the provisions of Article Eleven of the Base Indenture and Section 1.01(h) of the third supplemental indenture, dated April 24, 2018 (the “Third Supplemental Indenture” and, together with the Base Indenture, the “2028 Indenture”) between the Company and the Trustee.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding aggregate principal amount of the 2031 Notes ($37,714,525 aggregate principal amount) pursuant to the terms of the 2031 Indenture.

The Company will redeem all of the outstanding aggregate principal amount of the 2028 Notes ($31,684,300 aggregate principal amount) pursuant to the terms of the 2028 Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 6th day of April 2026.

EAGLE POINT CREDIT COMPANY INC.

By:	/s/ Kenneth P. Onorio
	Name:	Kenneth P. Onorio
	Title:	Chief Financial Officer